MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES    TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000             NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the fiscal year ended October 31, 2000, the U.S. equity markets experienced extreme volatility, with technology and telecommunications stocks leading the market both on the way up and on the decline. The U.S. Federal Reserve Board continued instituting gradual rate hikes into the second quarter of 2000, prompted by concerns over potentially higher inflation caused by an overheating economy. Leadership of the market changed hands frequently in the second and third quarters, with the end of October finding both the Dow and the Nasdaq in negative territory. The volatility early in the year, caused largely by speculation surrounding the Fed's inflationary-biased monetary policy, died down as the summer went on and inflation fears faded, but continuing turmoil in the market was spurred by negative earnings reports in all sectors.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended October 31, 2000, Morgan Stanley Dean Witter Capital Growth Securities' Class B shares produced a total return of 19.50 percent, outperforming the Standard & Poor's 500 Index (S&P 500), which returned
6.08 percent. For the same period, the Fund's Class A, C and D shares produced total returns of 20.43 percent, 19.56 percent and 20.74 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500 Index.

During the period, the Fund continued to invest in companies of all sizes and in all the major sectors of the S&P 500. At the beginning of its fiscal year the Fund was invested fairly aggressively, with significant exposure to the technology sector in particular and growth stocks in general. However, as technology stocks' valuations became extreme, the Fund moved to an approach more balanced between growth and value stocks. This blend between the two investing disciplines served the Fund well.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

The Fund's managers redeployed assets from technology into financial services, utilities and health care and increased the Fund's weighting in consumer staples. At the end of October, financial services and other interest-rate-sensitive stocks represented the largest component of the Fund's portfolio, with a combined weighting of 31 percent. The Fund had approximately 20 percent of its assets invested in technology, more than 18 percent in health care and 8 percent in consumer staples, with the balance invested primarily in energy and capital goods. The Fund's ten largest holdings on October 31 were Golden West Financial, American International Group, Everest Re Group, Oxford Health Plans, HCA, Merck, American Home Products, Perkin Elmer, Tektronix and Rational Software.

LOOKING AHEAD

We continue to maintain a favorable long-term outlook for the stock market. Going forward, we do not anticipate a dramatic shift in the Fund's strategy. The Fund will continue to monitor market conditions and look for attractive investment opportunities as they become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO               /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FUND PERFORMANCE OCTOBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                FUND     S&P 500(4)
October 1990    $10,000     $10,000
October 1991    $14,804     $13,346
October 1992    $15,406     $14,673
October 1993    $14,751     $16,860
October 1994    $14,635     $17,509
October 1995    $17,769     $22,129
October 1996    $20,953     $27,453
October 1997    $27,494     $36,252
October 1998    $26,515     $44,223
October 1999    $34,126     $55,572
October 2000  $40782(3)     $58,953

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/00                            PERIOD ENDED 10/31/00
   -------------------------                        -------------------------
   1 Year                      20.43%(1) 14.11%(2)  1 Year                     19.50%(1)   14.97%(2)
   Since Inception (7/28/97)   14.89%(1) 13.01%(2)  5 Years                    18.08%(1)   17.87%(2)
                                                    10 Years                   15.09%(1)   15.09%(2)

                  CLASS C SHARES+                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/00                              PERIOD ENDED 10/31/00
   -------------------------                          -------------------------
   1 Year                     19.56%(1)   18.65%(2)   1 Year                     20.74%(1)
   Since Inception (7/28/97)  14.15%(1)   14.15%(2)   Since Inception (7/28/97)  15.16%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 2000.
(4) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (93.6%)
           AEROSPACE & DEFENSE (1.4%)
 120,000   Boeing Co..............................................................................  $  8,137,500
                                                                                                    ------------
           AIRLINES (0.2%)
  35,000   AMR Corp.*.............................................................................     1,146,250
                                                                                                    ------------
           ALTERNATIVE POWER GENERATION (1.4%)
  25,000   AES Corp. (The)*.......................................................................     1,412,500
  85,000   Calpine Corp.*.........................................................................     6,709,687
                                                                                                    ------------
                                                                                                       8,122,187
                                                                                                    ------------
           APPAREL/FOOTWEAR (0.4%)
  50,000   Timberland Co. (Class A)*..............................................................     2,581,250
                                                                                                    ------------
           BEVERAGES: NON-ALCOHOLIC (0.9%)
 150,000   Pepsi Bottling Group, Inc. (The).......................................................     5,193,750
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (1.9%)
  60,000   Avocent Corp.*.........................................................................     4,256,250
  40,000   Cisco Systems, Inc.*...................................................................     2,155,000
  30,000   Emulex Corp.*..........................................................................     4,406,250
                                                                                                    ------------
                                                                                                      10,817,500
                                                                                                    ------------
           COMPUTER PERIPHERALS (1.1%)
  50,000   EMC Corp.*.............................................................................     4,453,125
  15,000   Network Appliance, Inc.*...............................................................     1,785,000
                                                                                                    ------------
                                                                                                       6,238,125
                                                                                                    ------------
           COMPUTER PROCESSING HARDWARE (1.0%)
  50,000   Sun Microsystems, Inc.*................................................................     5,543,750
                                                                                                    ------------
           CONTRACT DRILLING (1.3%)
  35,000   ENSCO International Inc................................................................     1,163,750
  40,000   Noble Drilling Corp.*..................................................................     1,662,500
  50,000   Rowan Companies, Inc.*.................................................................     1,259,375
  60,000   Transocean Sedco Forex Inc.............................................................     3,180,000
                                                                                                    ------------
                                                                                                       7,265,625
                                                                                                    ------------
           DRUGSTORE CHAINS (2.0%)
 250,000   Walgreen Co............................................................................    11,406,250
                                                                                                    ------------
           ELECTRONIC COMPONENTS (1.4%)
 125,000   Amphenol Corp. (Class A)*..............................................................     8,031,250
                                                                                                    ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (4.8%)
 125,000   PerkinElmer, Inc.......................................................................    14,937,500
 175,000   Tektronix, Inc.........................................................................    12,468,750
                                                                                                    ------------
                                                                                                      27,406,250
                                                                                                    ------------
           ELECTRONICS/APPLIANCE STORES (0.8%)
  75,000   RadioShack Corp........................................................................     4,471,875
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCE/RENTAL/LEASING (2.1%)
 150,000   AmeriCredit Corp.*.....................................................................  $  4,031,250
 125,000   Capital One Financial Corp.............................................................     7,890,625
                                                                                                    ------------
                                                                                                      11,921,875
                                                                                                    ------------
           FINANCIAL CONGLOMERATES (3.7%)
 200,000   AXA Financial, Inc.....................................................................    10,812,500
 200,000   Citigroup, Inc.........................................................................    10,525,000
                                                                                                    ------------
                                                                                                      21,337,500
                                                                                                    ------------
           FINANCIAL PUBLISHING/SERVICES (1.6%)
 175,000   SunGard Data Systems Inc.*.............................................................     8,946,875
                                                                                                    ------------
           FOOD RETAIL (2.0%)
 500,000   Kroger Co.*............................................................................    11,281,250
                                                                                                    ------------
           GAS DISTRIBUTORS (1.3%)
 125,000   Equitable Resources, Inc...............................................................     7,250,000
                                                                                                    ------------
           HOSPITAL/NURSING MANAGEMENT (2.4%)
 350,000   HCA - The Healthcare Corp..............................................................    13,978,125
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (4.8%)
 200,000   General Electric Co....................................................................    10,962,500
 175,000   Tyco International Ltd. (Bermuda)......................................................     9,920,312
 100,000   United Technologies Corp...............................................................     6,981,250
                                                                                                    ------------
                                                                                                      27,864,062
                                                                                                    ------------
           INSURANCE BROKERS/SERVICES (1.9%)
  85,000   Marsh & McLennan Companies, Inc........................................................    11,113,750
                                                                                                    ------------
           INTEGRATED OIL (2.2%)
  40,000   BP Amoco PLC (ADR) (United Kingdom)....................................................     2,037,500
 100,000   Exxon Mobil Corp.......................................................................     8,918,750
  25,000   Murphy Oil Corp........................................................................     1,448,437
                                                                                                    ------------
                                                                                                      12,404,687
                                                                                                    ------------
           INTERNET SOFTWARE/SERVICES (1.2%)
 100,000   BEA Systems, Inc.*.....................................................................     7,175,000
                                                                                                    ------------
           INVESTMENT BANKS/BROKERS (1.5%)
 125,000   Edwards (A.G.), Inc....................................................................     6,343,750
  40,000   Lehman Brothers Holdings, Inc..........................................................     2,580,000
                                                                                                    ------------
                                                                                                       8,923,750
                                                                                                    ------------
           MAJOR BANKS (2.2%)
 100,000   PNC Financial Services Group, Inc......................................................     6,687,500
 125,000   Wells Fargo & Co.......................................................................     5,789,062
                                                                                                    ------------
                                                                                                      12,476,562
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MANAGED HEALTH CARE (4.5%)
 450,000   Oxford Health Plans, Inc.*.............................................................  $ 15,187,500
  50,000   Trigon Healthcare, Inc.*...............................................................     3,584,375
  60,000   Wellpoint Health Networks, Inc.*.......................................................     7,016,250
                                                                                                    ------------
                                                                                                      25,788,125
                                                                                                    ------------
           MEDICAL DISTRIBUTORS (1.9%)
 250,000   AmeriSource Health Corp. (Class A)*....................................................    10,859,375
                                                                                                    ------------
           MEDICAL SPECIALTIES (1.1%)
 175,000   Cooper Companies, Inc..................................................................     6,256,250
                                                                                                    ------------
           METAL FABRICATIONS (0.8%)
  60,000   Shaw Group Inc. (The)*.................................................................     4,890,000
                                                                                                    ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.6%)
  85,000   Concord EFS, Inc.*.....................................................................     3,511,562
                                                                                                    ------------
           MULTI-LINE INSURANCE (2.1%)
 125,000   American International Group, Inc......................................................    12,250,000
                                                                                                    ------------
           OIL & GAS PIPELINES (3.2%)
 120,000   Coastal Corp. (The)....................................................................     9,052,500
 200,000   Dynegy, Inc. (Class A).................................................................     9,262,500
                                                                                                    ------------
                                                                                                      18,315,000
                                                                                                    ------------
           OIL & GAS PRODUCTION (2.0%)
 100,000   Anardarko Petroleum Corp...............................................................     6,405,000
 250,000   Chesapeake Energy Corp.*...............................................................     1,406,250
  50,000   Newfield Exploration Co.*..............................................................     1,887,500
  50,000   Noble Affiliates, Inc..................................................................     1,834,375
                                                                                                    ------------
                                                                                                      11,533,125
                                                                                                    ------------
           OIL REFINING/MARKETING (0.8%)
 135,000   Valero Refining and Marketing Corp.....................................................     4,463,437
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (0.2%)
  40,000   Weatherford International, Inc.*.......................................................     1,460,000
                                                                                                    ------------
           PACKAGED SOFTWARE (6.3%)
  50,000   Check Point Software Technologies Ltd. (Israel)*.......................................     7,918,750
  35,000   i2 Technologies, Inc.*.................................................................     5,950,000
  60,000   Mercury Interactive Corp.*.............................................................     6,660,000
 200,000   Rational Software Corp.*...............................................................    11,937,500
  35,000   Siebel Systems, Inc.*..................................................................     3,672,813
                                                                                                    ------------
                                                                                                      36,139,063
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PHARMACEUTICALS: GENERIC DRUGS (0.9%)
 125,000   IVAX Corp.*............................................................................  $  5,437,500
                                                                                                    ------------
           PHARMACEUTICALS: MAJOR (6.9%)
 135,000   Abbott Laboratories....................................................................     7,129,688
 185,000   American Home Products Corp............................................................    11,747,500
 135,000   Merck & Co., Inc.......................................................................    12,141,563
 200,000   Pfizer Inc.............................................................................     8,637,500
                                                                                                    ------------
                                                                                                      39,656,251
                                                                                                    ------------
           PHARMACEUTICALS: OTHER (2.6%)
  40,000   Forest Laboratories, Inc.*.............................................................     5,300,000
 150,000   Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)*................................     9,431,250
                                                                                                    ------------
                                                                                                      14,731,250
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (5.4%)
 225,000   ACE, Ltd. (Bermuda)....................................................................     8,831,250
 125,000   Chubb Corp. (The)......................................................................    10,554,688
 200,000   Everest Re Group, Ltd. (Bermuda).......................................................    11,725,000
                                                                                                    ------------
                                                                                                      31,110,938
                                                                                                    ------------
           REAL ESTATE INVESTMENT TRUSTS (0.7%)
 100,000   Boston Properties, Inc.................................................................     4,050,000
                                                                                                    ------------
           SAVINGS BANKS (2.2%)
 225,000   Golden West Financial Corp.............................................................    12,614,063
                                                                                                    ------------
           SEMICONDUCTORS (0.2%)
  25,000   Integrated Device Technology, Inc.*....................................................     1,407,813
                                                                                                    ------------
           SPECIALTY INSURANCE (3.2%)
 125,000   MGIC Investment Corp...................................................................     8,515,625
 125,000   XL Capital Ltd. (Class A) (Bermuda)....................................................     9,609,375
                                                                                                    ------------
                                                                                                      18,125,000
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (1.2%)
  60,000   Comverse Technology, Inc.*.............................................................     6,705,000
                                                                                                    ------------
           TOBACCO (1.3%)
 200,000   Philip Morris Companies, Inc...........................................................     7,325,000
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (COST $442,167,506)....................................................................   537,663,750
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (7.2%)
           U.S. GOVERNMENT AGENCY
$ 41,150   Student Loan Mortgage Assoc. 6.45% due 11/01/00
             (COST $41,150,000)...................................................................  $ 41,150,000
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $483,317,506) (b)...................................................................  100.8%    578,813,750

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.8)     (4,369,099)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 574,444,651
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $96,679,245 and the aggregate gross unrealized depreciation is $1,183,001, resulting in net unrealized appreciation of $95,496,244.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments in securities, at value
  (cost $483,317,506).........................................................................  $578,813,750
Cash..........................................................................................        63,168
Receivable for:
    Investments sold..........................................................................    34,424,887
    Shares of beneficial interest sold........................................................       486,278
    Dividends.................................................................................        64,813
Prepaid expenses and other assets.............................................................         6,252
                                                                                                ------------
     TOTAL ASSETS.............................................................................   613,859,148
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    38,031,234
    Shares of beneficial interest repurchased.................................................       463,740
    Plan of distribution fee..................................................................       453,731
    Investment management fee.................................................................       325,397
Accrued expenses and other payables...........................................................       140,395
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    39,414,497
                                                                                                ------------
     NET ASSETS...............................................................................  $574,444,651
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $423,561,455
Net unrealized appreciation...................................................................    95,496,244
Accumulated net investment loss...............................................................       (51,569)
Accumulated undistributed net realized gain...................................................    55,438,521
                                                                                                ------------
     NET ASSETS...............................................................................  $574,444,651
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $6,907,677
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       443,935
     NET ASSET VALUE PER SHARE................................................................        $15.56
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
         ASSET VALUE).........................................................................        $16.42
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $504,311,463
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    33,527,979
     NET ASSET VALUE PER SHARE................................................................        $15.04
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $2,433,276
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       160,972
     NET ASSET VALUE PER SHARE................................................................        $15.12
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $60,792,235
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     3,868,320
     NET ASSET VALUE PER SHARE................................................................        $15.72
                                                                                                ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends (net of $11,337 foreign withholding tax)............................................  $  2,775,179
Interest......................................................................................     2,206,377
                                                                                                ------------

     TOTAL INCOME.............................................................................     4,981,556
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        17,105
Plan of distribution fee (Class B shares).....................................................     5,294,471
Plan of distribution fee (Class C shares).....................................................        17,344
Investment management fee.....................................................................     3,760,671
Transfer agent fees and expenses..............................................................       650,826
Shareholder reports and notices...............................................................       111,862
Registration fees.............................................................................        86,804
Professional fees.............................................................................        73,794
Custodian fees................................................................................        68,924
Trustees' fees and expenses...................................................................        15,805
Other.........................................................................................        11,199
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    10,108,805
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (5,127,249)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................    67,890,012
Net change in unrealized appreciation.........................................................    37,777,782
                                                                                                ------------

     NET GAIN.................................................................................   105,667,794
                                                                                                ------------

NET INCREASE..................................................................................  $100,540,545
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 2000  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................   $  (5,127,249)     $ (5,225,051)
Net realized gain.......................................................      67,890,012       152,060,838
Net change in unrealized appreciation...................................      37,777,782       (15,097,438)
                                                                           -------------      ------------

     NET INCREASE.......................................................     100,540,545       131,738,349
                                                                           -------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares..........................................................      (1,452,888)         (401,300)
Class B shares..........................................................    (124,572,319)      (51,411,180)
Class C shares..........................................................        (214,295)          (98,960)
Class D shares..........................................................     (10,594,159)       (4,282,604)
                                                                           -------------      ------------

     TOTAL DISTRIBUTIONS................................................    (136,833,661)      (56,194,044)
                                                                           -------------      ------------
Net increase (decrease) from transactions in shares of beneficial
  interest..............................................................      95,058,623       (44,859,929)
                                                                           -------------      ------------

     NET INCREASE.......................................................      58,765,507        30,684,376

NET ASSETS:
Beginning of period.....................................................     515,679,144       484,994,768
                                                                           -------------      ------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $51,569 AND $52,319,
    RESPECTIVELY).......................................................   $ 574,444,651      $515,679,144
                                                                           =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other domestic or foreign stock exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

(the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,037,176 at October 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $142,910 and $1,358, respectively and received $7,161 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2000 aggregated $2,042,172,183 and $2,119,253,907, respectively.

For the year ended October 31, 2000 the Fund incurred $280,927 in brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At October 31, 2000, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $2,777,755 and $1,839,411, respectively.

For the year ended October 31, 2000, the Fund incurred brokerage commissions of $175,257 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At October 31, 2000, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $1,301,125.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2000 the Fund had transfer agent fees and expenses payable of approximately $700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,544. At October 31, 2000, the Fund had an accrued pension liability of $51,569 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................     282,896   $   4,539,795      143,069   $   2,289,077
Reinvestment of distributions....................................      98,235       1,410,649       28,595         388,035
Redeemed.........................................................    (245,359)     (3,822,339)     (95,316)     (1,520,516)
                                                                   ----------   -------------   ----------   -------------
Net increase - Class A...........................................     135,772       2,128,105       76,348       1,156,596
                                                                   ----------   -------------   ----------   -------------

CLASS B SHARES
Sold.............................................................   4,308,162      68,137,512    2,423,634      37,639,071
Reinvestment of distributions....................................   8,403,850     117,401,782    3,655,137      48,978,844
Redeemed.........................................................  (7,529,809)   (117,971,824)  (8,138,374)   (126,956,990)
                                                                   ----------   -------------   ----------   -------------
Net increase (decrease) - Class B................................   5,182,203      67,567,470   (2,059,603)    (40,339,075)
                                                                   ----------   -------------   ----------   -------------

CLASS C SHARES
Sold.............................................................     129,880       2,025,557       33,309         503,728
Reinvestment of distributions....................................      13,398         188,105        5,482          73,451
Redeemed.........................................................     (23,863)       (361,966)     (63,569)       (976,649)
                                                                   ----------   -------------   ----------   -------------
Net increase (decrease) - Class C................................     119,415       1,851,696      (24,778)       (399,470)
                                                                   ----------   -------------   ----------   -------------

CLASS D SHARES
Sold.............................................................   1,932,874      31,620,646    1,114,224      17,761,834
Reinvestment of distributions....................................     732,012      10,592,214      302,202       4,119,023
Redeemed.........................................................  (1,135,708)    (18,701,508)  (1,714,336)    (27,158,837)
                                                                   ----------   -------------   ----------   -------------
Net increase (decrease) - Class D................................   1,529,178      23,511,352     (297,910)     (5,277,980)
                                                                   ----------   -------------   ----------   -------------
Net increase (decrease) in Fund..................................   6,966,568   $  95,058,623   (2,305,943)  $ (44,859,929)
                                                                   ==========   =============   ==========   =============

6. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $5,127,999.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                                        FOR THE YEAR ENDED OCTOBER 31,            JULY 28, 1997*
                                                                    --------------------------------------           THROUGH
                                                                      2000           1999           1998         OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........................        $16.91         $14.68         $18.75             $18.10
                                                                     ------         ------         ------             ------

Income (loss) from investment operations:
   Net investment loss.......................................         (0.03)         (0.04)         (0.11)             (0.04)
   Net realized and unrealized gain (loss)...................          3.11           3.98          (0.55)              0.69
                                                                     ------         ------         ------             ------

Total income (loss) from investment operations...............          3.08           3.94          (0.66)              0.65
                                                                     ------         ------         ------             ------

Less distributions from net realized gain....................         (4.43)         (1.71)         (3.41)                --
                                                                     ------         ------         ------             ------

Net asset value, end of period...............................        $15.56         $16.91         $14.68             $18.75
                                                                     ======         ======         ======             ======

TOTAL RETURN+................................................         20.43 %        29.74 %        (2.84)%             3.59 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................................          1.05 %(3)      1.06 %(3)      1.09 %(3)          1.12 %(2)

Net investment loss..........................................         (0.21)%(3)     (0.28)%(3)     (0.69)%(3)         (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......................        $6,908         $5,212         $3,403             $1,684

Portfolio turnover rate......................................           376 %          557 %          230 %              123 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                        FOR THE YEAR ENDED OCTOBER 31,
                                     --------------------------------------------------------------------
                                      2000++         1999++         1998++        1997*++          1996
---------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
period                               $  16.58       $  14.53       $  18.71       $  16.98       $  14.40
                                     --------       --------       --------       --------       --------

Income (loss) from investment
operations:
   Net investment loss........          (0.15)         (0.17)         (0.23)         (0.21)         (0.11)
   Net realized and unrealized
   gain (loss)................           3.04           3.93          (0.54)          4.68           2.69
                                     --------       --------       --------       --------       --------

Total income (loss) from
investment operations.........           2.89           3.76          (0.77)          4.47           2.58
                                     --------       --------       --------       --------       --------

Less distributions from net
realized gain.................          (4.43)         (1.71)         (3.41)         (2.74)         --
                                     --------       --------       --------       --------       --------

Net asset value, end of
period........................       $  15.04       $  16.58       $  14.53       $  18.71       $  16.98
                                     ========       ========       ========       ========       ========

TOTAL RETURN+.................          19.50 %        28.70 %        (3.56)%        31.21 %        17.92 %

RATIOS TO AVERAGE NET ASSETS:
Expenses......................           1.80 %(1)      1.86 %(1)      1.84 %(1)      1.84 %         1.84 %

Net investment loss...........          (0.96)%(1)     (1.08)%(1)     (1.44)%(1)     (1.26)%        (0.64)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
thousands.....................       $504,311       $469,991       $441,787       $522,276       $506,571

Portfolio turnover rate.......            376 %          557 %          230 %          123 %           72 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                                       FOR THE YEAR ENDED OCTOBER 31,             JULY 28, 1997*
                                                              -------------------------------------------------      THROUGH
                                                                   2000             1999             1998        OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $16.64           $14.53           $18.71            $18.10
                                                                  ------           ------           ------            ------

Income (loss) from investment operations:
   Net investment loss......................................       (0.15)           (0.12)           (0.23)            (0.07)
   Net realized and unrealized gain (loss)..................        3.06             3.94            (0.54)             0.68
                                                                  ------           ------           ------            ------

Total income (loss) from investment operations..............        2.91             3.82            (0.77)             0.61
                                                                  ------           ------           ------            ------

Less distributions from net realized gain...................       (4.43)           (1.71)           (3.41)               --
                                                                  ------           ------           ------            ------

Net asset value, end of period..............................      $15.12           $16.64           $14.53            $18.71
                                                                  ======           ======           ======            ======

TOTAL RETURN+...............................................       19.56 %          29.17 %          (3.56)%            3.37 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.80 %(3)        1.53 %(3)        1.84 %(3)         1.85 %(2)

Net investment loss.........................................       (0.96)%(3)       (0.75)%(3)       (1.44)%(3)        (1.54)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $2,433             $692             $964              $389

Portfolio turnover rate.....................................         376 %            557 %            230 %             123 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                       FOR THE YEAR ENDED OCTOBER 31,            JULY 28, 1997*
                                                                   --------------------------------------           THROUGH
                                                                     2000           1999           1998         OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 17.01        $ 14.73        $ 18.76              $ 18.10
                                                                   -------        -------        -------              -------

Income (loss) from investment operations:
   Net investment income (loss).............................          0.01          (0.01)         (0.07)               (0.02)
   Net realized and unrealized gain (loss)..................          3.13           4.00          (0.55)                0.68
                                                                   -------        -------        -------              -------

Total income (loss) from investment operations..............          3.14           3.99          (0.62)                0.66
                                                                   -------        -------        -------              -------

Less distributions from net realized gain...................         (4.43)         (1.71)         (3.41)                  --
                                                                   -------        -------        -------              -------

Net asset value, end of period..............................       $ 15.72        $ 17.01        $ 14.73              $ 18.76
                                                                   =======        =======        =======              =======

TOTAL RETURN+...............................................         20.74 %        30.00 %        (2.59)%               3.65 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.80 %(3)      0.86 %(3)      0.84 %(3)            0.82 %(2)

Net investment income (loss)................................          0.04 %(3)     (0.08)%(3)     (0.44)%(3)           (0.50)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $60,792        $39,785        $38,840              $36,863

Portfolio turnover rate.....................................           376 %          557 %          230 %                123 %(1)

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Capital Growth Securities (the "Fund"), including the portfolio of investments, as of October 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1999 and the financial highlights for each of the respective stated periods ended October 31, 1999 were audited by other independent accountants whose report, dated December 8, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Capital Growth Securities as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 11, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended October 31, 2000, the Fund paid to its shareholders $1.57 per share from long-term capital gains.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent auditors as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                                   MORGAN STANLEY
Wayne E. Hedien
James F. Higgins                                                DEAN WITTER
Dr. Manuel H. Johnson
Michael E. Nugent                                               CAPITAL GROWTH
Philip J. Purcell
John L. Schroeder                                               SECURITIES


OFFICERS

Charles A. Fiumefreddo

Chairman and Chief Executive Officer


Mitchell M. Merin

President


Barry Fink

Vice President, Secretary and General Counsel


Peter Hermann

Vice President


Thomas F. Caloia
                                                                [PHOTO]
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.


This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

                                                                ANNUAL REPORT
Morgan Stanley Dean Witter Distributors Inc., member NASD.      OCTOBER 31, 2000